Accrued liabilities - Accrued liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Accrued liabilities [Line Items]
Accruals	€ 1,678	€ 1,632
Salaries and wages [Member]
Accrued liabilities [Line Items]
Accruals	614	554
Holiday entitlements [Member]
Accrued liabilities [Line Items]
Accruals	124	118
Other personnel-related costs [Member]
Accrued liabilities [Line Items]
Accruals	78	66
Gas, water, electricity, rent and other [Member]
Accrued liabilities [Line Items]
Accruals	21	24
Communication and IT costs [Member]
Accrued liabilities [Line Items]
Accruals	64	48
Distribution costs [Member]
Accrued liabilities [Line Items]
Accruals	93	115
Commission payable [Member]
Accrued liabilities [Line Items]
Accruals	10	8
Advertising and marketing-related costs [Member]
Accrued liabilities [Line Items]
Accruals	197	186
Other sales-related costs [Member]
Accrued liabilities [Line Items]
Accruals	20	25
Material-related costs [Member]
Accrued liabilities [Line Items]
Accruals	103	106
Interest-related accruals [Member]
Accrued liabilities [Line Items]
Accruals	52	38
Other accrued liabilities [Member]
Accrued liabilities [Line Items]
Accruals	€ 302	€ 343